Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at statutory rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	0.04%	0.05%	0.05%
Permanent differences	1.16%	0.53%	1.51%
Stock-based compensation	(0.18%)	(0.03%)	(0.33%)
Change in valuation allowance	(22.17%)	(22.41%)	(15.04%)
Other	0.26%	0.84%	(6.96%)
Total rate	0.11%	(0.02%)	0.23%